Effects of One Percentage Point Change In Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Effect on 2014 service and interest cost, Increase	$ 193
Effect on 2014 service and interest cost, Decrease	(155)
Effect on postretirement benefit obligation as of December 31, 2014, Increase	3,760
Effect on postretirement benefit obligation as of December 31, 2014, Decrease	$ (3,023)